Investment Strategy	Jun. 05, 2026
EMERALD BANKING & FINANCE EVOLUTION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Emerald Banking & Finance Evolution Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in banking or financial services, and collective investment vehicles such as mutual funds and exchange-traded funds that invest in companies that are principally engaged in banking or financial services as denoted by being classified as within the Banks, Financial Services, Insurance or within the Transaction Processing Services SubSector (as determined by the Russell Industry Classification Benchmark). The Emerald Banking & Finance Evolution Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. Shareholders will receive 60 days’ prior written notice of any change to this policy.

The Fund may invest in companies of various sizes but will primarily focus on mid and small-size companies, at the time of purchase. The Adviser typically defines small- and mid-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2500 Index. As of June 30, 2025, the Russell 2500 Index included securities issued by companies that ranged in size between $2 million and $24.25 billion. Micro-cap stocks are not a principal investment strategy of the Fund.

While the non-fundamental policy described above allows for the Fund to invest in companies that are principally engaged in either banking or financial services, the Fund has adopted a fundamental policy that it will invest not less than 25% of its net assets in securities of companies principally engaged in the banking or financial services industries. For purposes of this fundamental policy, a company is defined as being in the banking or financial services industries if such company is classified as within the Banks, Financial Services, Insurance or within the Transaction Processing Services Sub-Sector (as determined by the Russell Industry Classification Benchmark).

The Fund generally expects to invest not less than 25% in the banking industry and not less than 15% in the financial services industry. The Fund may invest up to 20% in companies outside the banking and financial services industries.

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The illiquid securities the Fund expects to invest in include common stocks or preferred stocks that cannot be disposed of within seven days in the ordinary course of business.

Companies in the banking industry are defined to include U.S. and foreign commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, mortgage real estate investment trusts, insurance and insurance holding companies and leasing companies.

The Fund intends to invest a portion of its assets in the securities of other exchange-traded funds (“ETFs”), including affiliated ETFs advised or sub-advised by the Adviser (as defined below) (each, an “Underlying ETF”). The Fund may invest in real estate investment trusts (“REITs”). There are no limitations with respect to the type of REITs in which the Fund may invest.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) applies the theme of evolution to these investment guidelines by pursuing companies that the Adviser believes are reinventing/redesigning existing products/services thereby generating value for their customers, creating a competitive advantage and driving business growth.

The Adviser utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

EMERALD GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Emerald Growth Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of U.S. and foreign companies, principally common stocks and preferred stocks, identified by the Adviser as having growth characteristics. In identifying investments with growth characteristics, the Adviser utilizes a fundamental approach to choosing securities: the research staff of Emerald conducts company-specific research analysis, taking into account a company’s revenue and earnings growth rates and the financial, operating, and market characteristics that distinguish a company from other companies. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. Shareholders will receive 60 days’ prior written notice of any change to this policy.

The Fund can invest in companies from a wide range of industries and of market capitalizations. The Fund may emphasize investments in smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. As of June 30, 2025, the Russell 2000 Index included securities issued by companies that ranged in size between $2 million and $15.85 billion.

The Fund may also invest in the other investment companies, principally money market funds, exchange-traded funds (“ETFs”), unit investment trusts, closed-end funds, and business development companies. The Fund intends to invest a portion of these assets in the securities of affiliated ETFs advised or sub-advised by the Adviser (each, an “Underlying ETF”). The Fund does not have a policy with respect to investing a certain portion of its assets in any particular sector, but may emphasize investments in the healthcare, technology, and industrial sectors.

While the Fund may directly invest in the securities of companies within the healthcare sector, the Adviser intends for the Fund to gain exposure to the healthcare sector in part through the use of such Underlying ETFs, primarily the F/m Emerald Life Sciences Innovation ETF (the “Life Sciences ETF”). The Fund does not have a policy with respect to the amount of the Fund’s portfolio that will be allocated to the Life Sciences ETF, but generally the Adviser expects approximately 5% of the Fund’s portfolio to be allocated to the Life Sciences ETF, calculated at the time of investment.

The Fund may invest in foreign companies directly and through American Depository Receipts (“ADRs”).

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.